Condensed Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ 10,220	$ (29,808)	$ (9,943)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Stock-based compensation	1,982	871	613
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(4,185)	986	4,423
Net cash (used in) provided by operating activities	(1,606)	14,040	85,033
Investing activities:
Net cash provided by investing activities	162,894	608,527	132,993
Financing activities:
Proceeds from exercise of stock options	15	16	8
Proceeds from issuance of common stock	600	20,000
Net cash used in financing activities	(505,406)	(341,896)	(93,880)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(344,118)	280,671	124,146
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	548,433	267,762	143,616
CASH AND CASH EQUIVALENTS, END OF YEAR	204,315	548,433	267,762
Parent Company [Member]
Operating activities:
Net income (loss)	10,220	(29,808)	(9,943)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed (income) loss of subsidiaries	(11,639)	28,480	8,681
Stock-based compensation	252	226	167
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(28)	(730)	(621)
Accounts payable and other liabilities	27	(487)	(389)
Net cash (used in) provided by operating activities	(1,168)	(2,319)	(2,105)
Investing activities:
Payments for investments in and advances to subsidiaries		(7,500)
Net cash provided by investing activities		(7,500)
Financing activities:
Proceeds from exercise of stock options	15	16
Proceeds from issuance of common stock	600	22,141	1,580
Net cash used in financing activities	615	22,157	1,580
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(553)	12,338	(525)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	29,775	17,437	17,962
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 29,222	$ 29,775	$ 17,437